UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

          4020 S. 147th St., Omaha, NE 68137

             (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

9/30

Date of reporting period: 9/30/11

Item 1.  Reports to Stockholders.

Rady Contrarian Long/Short Fund

CLASS A SHARES – RADYX

CLASS C SHARES – RADCX

CLASS I SHARES – RADIX

Annual Report

September 30, 2011

1-877-839-RADY(7239)

WWW.RADYASSETS.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Annual Letter – September 2011

Market Overview

The third quarter of 2011 brought a tumultuous end to an eventful 12 months.  For the first 9 months, the bulls continued to roar, seemingly impervious to the revolutions in Middle-East and easily shrugging off high unemployment, double-dipping housing market, the end of Quantitative Easings, and sky-rocketing commodity prices.

However, the bears had their revenge in the last three months.  They got help from an unexpected ally, Washington politicians, who brought the country to the edge of precipice.  Simultaneously, signs of weakening economic growth in the US and the problems in Europe that were visible before but were largely ignored, came into much sharper focus.  What followed was one of the most volatile periods in the history of US financial markets, as the Dow and the other indices swung as much as hundreds of points almost every day and the historically quiet summer months were anything but.  Most major equity indices ended up down more than 12% for the quarter.

The shakeout has left the markets in general, and some sectors in particular, in our opinion, at the most attractive valuations in a long time.  While the short term risks are real and uncertainty persists, we feel that those risks are manageable   We believe most of corporate America has done an excellent job of managing expenses and leveraging overseas growth to come out of the Great Recession with much healthier balance sheets.  They have also been the one of the biggest recipient of government’s transfer payments in the form of low interest rates, low taxes and direct bailouts.

 To us, the stock market is a market of individual stocks and not the other way around.  Our bottom-up approach forces us to differentiate between undervalued and overvalued, high and low quality stocks.  We therefore don’t worry too much about gyrations and the overall direction of the market.  Uncertainty and volatility create opportunity for tactical long/short managers like us.  Our ability to short stocks allows us a tool to towards attempting to protect the portfolio and gives us the confidence to buy when others may be selling and vice versa.

Portfolio

We continue to maintain a reasonable amount of short-side exposure and continue to short companies that we consider low-quality but trading at unattractive valuations.

Our portfolios are overweight in technology, energy, and financial sectors.  On the short side of the portfolio, we are focusing on companies with strained balance sheets that may face challenges from rising commodity costs.

NLD Review Code:  2459-NLD-11/14/2011

Rady Contrarian Long/Short Fund

PORTFOLIO REVIEW

September 30, 2011 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2011, compared to its benchmarks:

	One Year	Three Year	Inception** – September 30, 2011 (Class A and C)	Inception*** – September 30, 2011 (Class I)
Rady Contrarian Long/Short Fund – Class A	-35.42%	-	-24.59%	-
Rady Contrarian Long/Short Fund – Class A
with load	-39.16%	-	-26.85%	-
Rady Contrarian Long/Short Fund – Class C	-35.81%	-	-25.03%	-
Rady Contrarian Long/Short Fund – Class I ****	-35.20%	-14.91%	-	-9.62%
Lipper Long/Short Equity Index	-0.58%	N/A	N/A	N/A
S&P 500 Total Return Index	1.14%	1.23%	3.88%	-3.06%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

*** Inception date is February 1, 2007.

**** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 22, 2009. Prior to October 22, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

Rady Contrarian Long/Short Fund

PORTFOLIO REVIEW

September 30, 2011 (Unaudited)

Portfolio Composition

% of Net Assets
Common Stock	106.0%
Equity Funds	7.5%
Other, Cash & Cash Equivalents	(13.5)%
100.00%

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011
Shares		Value

	COMMON STOCK - 106.0%
	AUTO PARTS & EQUIPMENT - 2.0%
1,040	Visteon Corp/New *	$ 44,720

	BANKS - 2.5%
9,000	Bank of America Corp. +	55,080

	BIOTECHNOLOGY - 3.5%
2,040	Life Technologies Corp. * +	78,397

	CHEMICALS - 7.2%
500	CF Industries Holdings, Inc.	61,695
2,000	Mosaic Co. +	97,940
		159,635
	COAL - 2.4%
895	Walter Energy, Inc. +	53,709

	COMPUTERS - 4.2%
9,000	Seagate Technology PLC +	92,520

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
8,550	Och-Ziff Capital Management Group LLC - Cl. A +	78,062

	ELECTRONICS - 3.7%
6,000	Checkpoint Systems, Inc. * +	81,480

	HOUSEHOLD PRODUCTS/WARES - 3.2%
2,850	Avery Dennison Corp. +	71,478

	INTERNET - 6.4%
5,950	AOL, Inc. * +	71,400
1,000	F5 Networks, Inc. * +	71,050
		142,450
	MINING - 6.6%
22,750	North American Palladium Ltd. *	58,013
10,400	Stillwater Mining Co. * +	88,400
		146,413

See accompanying notes to financial statements.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Continued)
Shares		Value
	OIL & GAS - 14.2%
1,500	Carrizo Oil & Gas, Inc. *	$ 32,325
2,197	Chesapeake Energy Corp. +	56,134
2,720	Comstock Resources, Inc. *	42,051
2,000	InterOil Corp. * +	97,440
6,400	Penn Virginia Corp.	35,648
9,363	SandRidge Energy, Inc. * +	52,058
		315,656
	OIL & GAS SERVICES - 1.8%
20,400	Cal Dive International, Inc. *	38,964

	PACKAGING & CONTAINERS - 2.3%
1,050	Rock-Tenn Co.	51,114

	PHARMACEUTICALS - 13.1%
2,368	Endo Pharmaceuticals Holdings, Inc. *	66,280
4,080	Mylan, Inc. * +	69,360
1,900	Valeant Pharmaceuticals International, Inc. +	70,528
6,000	Warner Chilcott PLC * +	85,800
		291,968
	RETAIL - 7.5%
1,700	Coinstar, Inc. * +	68,000
100,000	Rite Aid Corp. * +	98,000
		166,000
	SEMICONDUCTORS - 2.9%
1,480	Rovi Corp. *	63,611

	TELECOMMUNICATIONS - 11.9%
15,000	Iridium Communications, Inc. * +	93,000
4,370	Telefonica SA ADR +	83,554
3,420	Vodafone Group PLC +	87,757
		264,311
	TRANSPORTATION - 7.1%
198,100	General Maritime Corp.	51,506
16,400	Swift Transportation Co. - Cl. A * +	105,616
		157,122

	TOTAL COMMON STOCK (Cost - $2,946,449)	2,352,690

See accompanying notes to financial statements.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Continued)
Shares		Value
	EQUITY FUNDS - 7.5%
1,960	ProShares Ultra Financials	$ 72,324
17,335	VelocityShares Daily Inverse VIX Short-Term ETN *	94,940
	TOTAL EQUITY FUNDS (Cost - $309,043)	167,264

	SHORT-TERM INVESTMENTS - 14.5%
321,422	HighMark U.S. Government Money Market Fund
	to yield 0.00%** (Cost $321,422)	321,422

	TOTAL INVESTMENTS - 128.0% (Cost - $3,576,914) (a)	$ 2,841,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.0)%	(620,811)
	NET ASSETS - 100.0%	$ 2,220,565

Shares		Value
	SECURITIES SOLD SHORT *
2,000	America's Car-Mart, Inc.	$ 58,040
2,090	AutoNation, Inc.	68,510
2,300	Bemis Co., Inc.	67,413
1,600	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	115,232
1,400	Dunkin' Brands Group, Inc.	38,780
3,485	iPATH S&P 500 VIX Short-Term Futures ETN	185,995
600	O'Reilly Automotive, Inc.	39,978
615	ProShares Ultra 20+ Year Treasury	82,059
3,850	VelocityShares Daily 2x VIX Short-Term ETN	343,151
	TOTAL SECURITIES SOLD SHORT (Proceeds $669,399)(a)	$ 999,158

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 3,015,457 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 35,666
	Unrealized Depreciation:	(1,208,905)
	Net Unrealized Depreciation:	$ (1,173,239)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.
+ All or part of the security was held as collateral for securities sold short as of September 30, 2011.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investment securities:
At cost	$ 3,576,914
At value	$ 2,841,376
Deposit with broker	471,087
Dividends and interest receivable	193
Receivable for foreign tax reclaims	2,198
Receivable due from Advisor	50,210
Receivable for securities sold	203,348
Prepaid expenses & other assets	9,120
TOTAL ASSETS	3,577,532

LIABILITIES
Securities sold short, at value (Proceeds, $669,399)	999,158
Payable for securities purchased	316,938
Fees payable to other affiliates	15,638
Distribution (12b-1) fees payable	433
Accrued expenses and other liabilities	24,800
TOTAL LIABILITIES	1,356,967
NET ASSETS	$ 2,220,565

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,085,364
Accumulated net investment income	1,197
Accumulated net realized loss from investments and securities sold short	(800,860)
Net unrealized depreciation of investments and securities sold short	(1,065,136)
NET ASSETS	$ 2,220,565

Rady Contrarian Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2011

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 302,388
Shares of beneficial interest outstanding	48,821
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 6.19
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 6.57

Class C Shares:
Net Assets	$ 42,038
Shares of beneficial interest outstanding	6,872
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 6.12

Class I Shares:
Net Assets	$ 1,876,139
Shares of beneficial interest outstanding	301,090
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 6.23

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge if shares are redeemed within 18 months of purchase and a dealer's commission was paid. The fund may assess a redemption fee if shares are redeemed within 30 days.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2011

INVESTMENT INCOME
Dividends (net of $664 of foreign tax withheld)	$ 37,394
Interest	389
TOTAL INVESTMENT INCOME	37,783

EXPENSES
Investment advisory fees	115,090
Performance fees	(81,578)
Interest expense	73,351
Transfer agent fees	66,374
Administration fees	41,400
Fund accounting fees	35,569
Dividends on securities sold short	34,017
Audit fees	22,877
Chief compliance officer fees	22,813
Registration fees	21,229
Legal fees	16,265
Custody fees	6,002
Trustees' fees	4,306
Distribution (12b-1) fees - Class A	2,852
Distribution (12b-1) fees - Class C	1,299
Printing expenses	168
Insurance expense	100
Other expenses	6,292
TOTAL EXPENSES	388,426

Less: Fees waived/expenses reimbursed by the Advisor	(176,644)
Less: Fees waived by the Transfer Agent	(32,400)
NET EXPENSES	179,382
NET INVESTMENT LOSS	(141,599)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	(239,372)
Securities sold short	(555,072)
Net realized loss	(794,444)
Net change in unrealized appreciation (depreciation) on:
Investments	(75,072)
Foreign cash	161
Securities sold short	(42,680)
Net change in unrealized appreciation (depreciation)	(117,591)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(912,035)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,053,634)

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2011	September 30, 2010 (a)

FROM OPERATIONS
Net investment loss	$ (141,599)	$ (129,113)
Net realized loss from investments and securities sold short	(794,444)	(105,100)
Net change in unrealized depreciation of investments
and securities sold short	(117,591)	(947,545)
Net decrease in net assets from operations	(1,053,634)	(1,181,758)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,731,799	531,136
Class C	16,163	145,467
Class I	1,845,779	15,250,406
Redemption fee proceeds:
Class A	159	14
Class C	-	-
Class I	11	290
Payments for shares redeemed:
Class A	(1,576,797)	(40,439)
Class C	(71,496)	(22)
Class I	(7,607,786)	(5,768,727)
Net increase (decrease) in net assets from shares of beneficial interest	(5,662,168)	10,118,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,715,802)	8,936,367

NET ASSETS
Beginning of Period	8,936,367	-	**
End of Period*	$ 2,220,565	$ 8,936,367
*Includes accumulated net investment income of:	$ 1,197	$ -

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
** See Note 1 in the Notes to Financial Statements.

Rady Contrarian Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	September 30, 2011	September 30, 2010 (a)

SHARE ACTIVITY
Class A:
Shares Sold	173,031	53,830
Shares Redeemed	(174,162)	(3,878)
Net increase (decrease) in shares of beneficial interest outstanding	(1,131)	49,952

Class C:
Shares Sold	2,161	14,034
Shares Redeemed	(9,321)	(2)
Net increase (decrease) in shares of beneficial interest outstanding	(7,160)	14,032

Class I:
Shares Sold	193,381	1,428,337
Shares Redeemed	(757,341)	(563,287)
Net increase (decrease) in shares of beneficial interest outstanding	(563,960)	865,050

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
STATEMENT OF CASH FLOWS
September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$ (1,053,634)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	22,299,391
Purchases of investment securites	(30,092,510)
Sale of short-term investments, net	1,446,036
Proceeds from securites sold short	8,889,926
Decrease in deposits with brokers for short sales	3,159,108
Decrease in interest and dividends receivable	1,947
Decrease in receivables for securities sold	454,035
Decrease in prepaid expenses	13,751
Increase in receivable from Advisor	(46,152)
Decrease in payable for securites purchased	(332,900)
Decrease in payable for dividends on securites sold short	(4,205)
Increase in accrued expenses and other liabilities	14,681
Decrease in deferred offering costs	659
Unrealized depreciation on securities	117,591
Realized loss from Investments	794,444
Net cash provided from operating activities	5,662,168

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	3,593,911
Fund shares redeemed	(9,256,079)
Net Cash used in financing activities	(5,662,168)

Net Decrease in Cash	-

CASH:
Beginning balance	-
Ending balance	$ -

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year		Period		Year	Period
	Ended		Ended		Ended	Ended
	September 30, 2011		September 30, 2010 (1)		September 30, 2011	September 30, 2010 (1)
	Class A				Class C
Net asset value, beginning of period	$ 9.59		$ 10.72		$ 9.54	$ 10.72

Activity from investment operations:
Net investment loss (2)	(0.19)		(0.27)		(0.28)	(0.29)
Net realized and unrealized gain (loss)
on investments	(3.21)		(0.86)		(3.14)	(0.89)
Total from investment operations	(3.40)		(1.13)		(3.42)	(1.18)

Paid-in-Capital From Redemption Fees	-	(3)	-	(3)	-	-	(3)

Net asset value, end of period	$ 6.19		$ 9.59		$ 6.12	$ 9.54

Total return (4)	(35.42)%		(10.54)%		(35.81)%	(11.01)%

Net assets, at end of period (000's)	$ 302		$ 479		$ 42	$ 134

Ratio of gross expenses to average
net assets, including dividends from securities sold
short and interest expense (5)(8)	5.47%		4.77%	(6)	6.24%	5.37%	(6)
Ratio of gross expenses to average
net assets, excluding dividends from securities sold
short and interest expense (5)(8)	4.10%		3.62%	(6)	4.79%	4.38%	(6)
Ratio of net expenses to average
net assets, including dividends from securities sold
short and interest expense (8)	2.38%		3.35%	(6)	3.27%	3.95%	(6)
Ratio of net expenses to average
net assets, excluding dividends from securities sold
short and interest expense (8)	1.01%		2.20%	(6)	1.82%	2.95%	(6)
Ratio of net investment loss
to average net assets	(1.87)%		(2.91)%	(6)	(2.76)%	(3.16)%	(6)

Portfolio Turnover Rate	240%		156%	(7)	240%	156%	(7)

(1)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Total returns for periods less than one year are not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.
(8)	Does not reflect the expenses of the underlying investor funds in which the Fund invests.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year	Period
	Ended	Ended
	September 30, 2011	September 30, 2010 (1)
	Class I
Net asset value, beginning of period	$ 9.62	$ 10.72

Activity from investment operations:
Net investment loss (2)	(0.19)	(0.16)
Net realized and unrealized gain (loss)
on investments	(3.20)	(0.94)
Total from investment operations	(3.39)	(1.10)

Paid-in-Capital From Redemption Fees (3)	-	-

Net asset value, end of period	$ 6.23	$ 9.62

Total return (4)	(35.20)%	(10.26)%

Net assets, at end of period (000's)	$ 1,876	$ 8,324

Ratio of gross expenses to average
net assets, including dividends from securities sold short
and interest expense (5)(8)	4.97%	4.64%	(6)
Ratio of gross expenses to average
net assets, excluding dividends from securities sold short
and interest expense (5)(8)	3.57%	3.86%	(6)
Ratio of net expenses to average
net assets, including dividends from securities sold short
and interest expense (8)	2.32%	2.73%	(6)
Ratio of net expenses to average
net assets, excluding dividends from securities sold short
and interest expense (8)	0.91%	1.95%	(6)
Ratio of net investment loss
to average net assets	(1.83)%	(1.72)%	(6)

Portfolio Turnover Rate	240%	156%	(7)

(1)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Total returns for periods less than one year are not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.
(8)	Does not reflect the expenses of the underlying investor funds in which the Fund invests.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2011

1.

ORGANIZATION

The Rady Contrarian Long/Short Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on October 22, 2009.

The Fund currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 18 months of their purchase and a dealer’s commission was paid. Classes C and I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Rady Contrarian Long/Short Fund Class I was organized originally as a limited partnership in February 2007, under the laws of the State of Delaware. Effective as of the close of business on October 22, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company and commenced operations on October 22, 2009 with a contribution of securities-in-kind in the amount of $875,400 from the predecessor partnership.  There were 134,781 shares issued at the beginning NAV of $10.72.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,352,690	$ -	$ -	$ 2,352,690
Equity Funds	167,264	-	-	167,264
Short-Term Investments	321,422	-	-	321,422
Total	$ 2,841,376	$ -	$ -	$ 2,841,376

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 999,158	$ -	$ -	$ 999,158

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into or out of

Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010) or expected to be taken in the Fund’s 2011 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund entered into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended September 30, 2011, amounted to $17,074,120 and $22,299,391, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activity of the Fund is overseen by the Board, which is responsible for the overall management of the Fund.  Rady Asset Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. During the year ended September 30, 2011, the Adviser waived $115,090 and reimbursed $61,554 for the Fund.

Pursuant to an Advisory agreement between the Fund and Rady Asset Management, LLC, the Fund pays the adviser a variable performance-based management fee.  This fee is comprised of an annual base rate of 1.50% of the Fund's average daily net assets (the fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule.  The maximum performance adjustment is 1.00% of the Fund's average daily net assets.  The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (i.e., a rolling 12-month period).

The management fee will be equal to the base fee (i.e., there will be no performance adjustment) if a Fund’s performance is within positive or negative 0.50% (one-half of a percentage point) of the investment record of the S&P 500 Index over the performance period.  If the difference between a Fund’s performance and the investment record of the S&P 500 Index exceeds one-half of a percentage point, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point.  The maximum annualized performance adjustment rate is plus or minus 1.00% for the Fund (which would result from a performance differential of 2.5 percentage points or more for the Fund between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by a Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of each Fund's registration statement ("Initial Period"), the Adviser shall be entitled to receive only the base fee.  The Adviser will be entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the Fund on which the fulcrum fee is later calculated.

For purposes of comparing the Fund’s after-expenses performance to the investment record of the S&P 500 Index, the Fund's current-period performance already reflects and includes any increased management fees from performance adjustments made during the performance period.  Thus, when the Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the outperformance (expressed in percentage points).  For example, assuming you hold your Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 2.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 2.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 1.00%.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

 During the year ended September 30, 2011, the Adviser reimbursed $81,578 to the Fund.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Adviser has contractually agreed, until at least January 31, 2012, to waive Advisory fees and, if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the Advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class C	Class I
Long/Short Fund	2.20%	2.95%	1.95%

These amounts will herein be referred to as the "expense limitations."

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If the Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of September 30, 2011, the Adviser had $299,949 of fee waivers and expense reimbursements for the Fund, subject to recapture which may be recovered as follows.

Fund	September 30, 2013	September 30, 2014
Long/Short Fund	$ 123,305	$ 176,644

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares for the Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of GFS. For the year ended September 30, 2011, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as the Fund’s assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 per annum or

-

10 basis points or 0.10% on the first $100 million of net assets

-

8 basis points or 0.08% on the next $150 Million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million of net assets

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,300 and an additional $5,400 for each class above one, plus a basis point fee in decreasing amounts as the Fund’s assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $16,200 per class of shares and the per-account charge is $16.00.

Effective March 1, 2010 GFS has agreed to waive the entire Class C and Class I minimum fee for the Fund.  This agreement may be terminated at any time.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the year ended September 30, 2011 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for Edgar and printing services performed, for the year ended September 30, 2011, are summarized in the table below.  Such fees, a portion of which were accrued for in the prior year, would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	NLCS	GemCom
Long/Short Fund	$ 22,813	$ 4,575

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days.  For the year ended September 30, 2011, the Fund assessed $170 in redemption fees.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

6.  TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (49,302)	$ (642,419)	$ (1,173,078)	$ (1,864,799)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership adjustments.

At September 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

Expiring
September 30, 2019
$ 49,302

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
$ 642,419

Permanent book and tax differences primarily attributable to net operating losses, tax treatment of foreign currency gains, adjustments from real estate investment trusts and adjustments for tax gain/loss due to the Long/Short Fund’s conversion from a limited partnership, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:

Accumulated Net Realized
Paid in	Accumulated Net	Gain/(Loss) from
Capital	Investment Loss	Security Transactions
$(193,562)	$ 142,796	$ 50,766

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Fund, if any, will be included in the September 30, 2012 annual report.

Rady Contrarian Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

7.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net as currently required.   Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

During a meeting of the Board of Trustees (“Board”) of the Rady Contrarian Long/Short Fund held on November 18, 2011, the Board determined that it was in the best interests of the Fund and its shareholders to close the Fund.  The Fund changed to the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at the realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable.  The Fund intends to liquidate its portfolio and distribute its net assets to shareholders by the end of December.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Rady Contrarian Long/Short Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rady Contrarian Long/Short Fund (the “Fund”), a series of Northern Lights Fund Trust, as of September 30, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rady Contrarian Long/Short Fund as of September 30, 2011, the results of its operations and cash flows for the year then ended, the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8 to the financial statements, the Board of Trustees of Rady Contrarian Long/Short Fund approved the liquidation of the Fund on November 18, 2011.  As a result, the Fund changed its basis of accounting from the going concern basis to the liquidation basis effective November 18, 2011.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

November 29, 2011

Rady Contrarian Long/Short Fund

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the Rady Contrarian Long/Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Rady Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Rady Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period 4/1/11 – 9/30/11*	Expense Ratio During Period** 4/1/11 – 9/30/11
Contrarian - Class A	$1,000.00	$552.60	$9.26	2.38%
Contrarian - Class C	1,000.00	550.80	12.70	3.27
Contrarian - Class I	1,000.00	553.70	9.02	2.32

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period 4/1/11 – 9/30/11*	Expense Ratio During Period** 4/1/11 – 9/30/11
Contrarian - Class A	$1,000.00	$1,013.14	$12.01	2.38%
Contrarian - Class C	1,000.00	1,008.69	16.45	3.27
Contrarian - Class I	1,000.00	1,013.46	11.69	2.32

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

Rady Contrarian Long/Short Fund

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan (1944)	Trustee Since 2005	Retired. Formerly held various positions, including Senior Vice President and Chief Information Officer of Union Pacific Corporation (a transportation company) (1966-2005).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	79

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	79	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-839-RADY.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended September 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-839-RADY(7239) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-839-RADY(7239).

INVESTMENT ADVISOR

Rady Asset Management, LLC
1020 Prospect Street, Suite 312

La Jolla, CA 92037

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony Hertl and Mark Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Messrs. Hertl and Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011-$12,500

2010-$25,000

(b)

Audit-Related Fees

2011- None

2010 - None

(c)

Tax Fees

2011- $2,500

2010 - $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 – None

2010 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

  2010

Audit-Related Fees:

0.00%

  0.00%

Tax Fees:

0.00%

  0.00%

All Other Fees:

0.00%

  0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,500

2010 - $5,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

12/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

12/5/11

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

12/5/11